GOODWILL	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 7:-     GOODWILL

The changes in the carrying amount of goodwill for each reporting unit for the years ended December 31, 2012 and 2013 are as follows:

	Year ended December 31,
	2012	2013

Balance at the beginning of the year	$66,715	$68,087

Functional currency translation adjustments	1,372	4,351

Balance at the year end	$68,087	$72,438